Operating Leases (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Aug. 01, 2023	Dec. 31, 2022
Operating Lease:
Operating lease right-of-use assets, net	$ 473,984	$ 575,227	$ 663,875
Current portion of operating lease liabilities	233,871	223,929
Operating lease liabilities, net of current portion	$ 486,597	$ 663,099